Financial information by segment, Assets and liabilities by geography (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Assets allocated [Abstract]
Contracted concessional assets	$ 8,034,890	$ 8,161,129
Investments carried under the equity method	126,613	139,925
Current financial investments	196,732	218,577
Cash and cash equivalents (project companies)	788,769	562,795	$ 576,066	$ 631,542
Total assets	9,766,946	9,659,815
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,007,533	4,852,348
Grants and other liabilities	1,602,155	1,641,752
Long-term and short-term corporate debt	836,973	723,791
Total liabilities	8,209,827	7,944,959
Equity	1,557,119	1,714,856	$ 1,741,255	$ 1,756,112
Total liabilities and equity	9,766,946	9,659,815
North America [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,189,576	3,299,198
Investments carried under the equity method	79,187	90,847
Current financial investments	118,563	159,267
Cash and cash equivalents (project companies)	193,323	181,458
Total assets	3,580,649	3,730,771
Liabilities allocated [Abstract]
Long-term and short-term project debt	1,657,615	1,676,251
Grants and other liabilities	1,477	1,490,679
Total liabilities	3,134,174	3,166,930
South America [Member]
Assets allocated [Abstract]
Contracted concessional assets	1,221,048	1,186,552
Investments carried under the equity method	0	0
Current financial investments	27,951	29,190
Cash and cash equivalents (project companies)	78,226	80,909
Total assets	1,327,225	1,296,652
Liabilities allocated [Abstract]
Long-term and short-term project debt	927,322	884,835
Grants and other liabilities	11,558	12,864
Total liabilities	938,880	897,699
EMEA [Member]
Assets allocated [Abstract]
Contracted concessional assets	3,624,266	3,675,379
Investments carried under the equity method	47,425	49,078
Current financial investments	40,788	20,673
Cash and cash equivalents (project companies)	238,058	234,097
Total assets	3,950,538	3,979,227
Liabilities allocated [Abstract]
Long-term and short-term project debt	2,422,596	2,291,262
Grants and other liabilities	114,037	138,209
Total liabilities	2,536,633	2,429,471
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,034,890	8,161,129
Investments carried under the equity method	126,613	139,925
Current financial investments	187,302	209,131
Cash and cash equivalents (project companies)	509,607	496,464
Total assets	8,858,412	9,006,649
Liabilities allocated [Abstract]
Long-term and short-term project debt	5,007,533	4,852,348
Grants and other liabilities	1,602,155	1,641,752
Total liabilities	6,609,688	6,494,100
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	231,374	239,553
Other current assets (including cash and cash equivalents at holding company level)	677,160	413,613
Total assets	908,534	653,166
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	836,973	723,791
Other non-current liabilities	603,324	564,855
Other current liabilities	159,842	162,213
Total liabilities	1,600,139	1,450,859
Equity	1,557,119	1,714,856
Total liabilities and equity	$ 3,157,259	$ 3,165,715